Cash and Cash Equivalents: (Tables)	3 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	March 31,	December 31,
	2013	2012
Bank deposits	$4,969,515	$2,981,234
Money market funds	1,396,582	5,366,284
Total	$6,366,097	$8,347,518